Business combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business combinations
Business combinations
Year ended December 31, 2017
In the year ended December 31, 2017, the Company completed two acquisitions.
On September 21, 2017, the Company completed an acquisition of 100% of the equity interest in Tagma Brasil Ltda. (“Tagma”), a leading Brazilian provider of customized formulation and packaging services for crop protection chemicals that include herbicides, insecticides, fungicides and surfactants. This acquisition expands Univar's agriculture business in one of the world's fastest-growing agricultural markets.
On September 29, 2017, the Company completed a definitive asset purchase agreement with PVS Minibulk, Inc. (“PVS”), a provider of Minibulk services for inorganic chemicals in California, Oregon, and Washington. This acquisition expands and strengthens Univar's MiniBulk business in the West Coast market as the Company has the opportunity to service PVS customers and integrate them into the Univar business.
The purchase price of these acquisitions was $23.9 million (net of cash acquired of $0.2 million). The adjusted purchase price allocation includes goodwill of $4.2 million and intangibles of $4.2 million. The operating results subsequent to the acquisition dates did not have a significant impact on the consolidated financial statement of the Company. The initial accounting for these acquisitions has only been preliminarily determined, and is subject to final working capital adjustments and valuations of intangible assets and property, plant and equipment.
As of March 31, 2017, the purchase price allocation for the Bodine and Nexus Ag 2016 acquisitions were finalized. Purchase price adjustments on prior acquisitions resulted in additional cash payments of $0.5 million during the three months ended March 31, 2017.
Year ended December 31, 2016
In the year ended December 31, 2016, the Company completed two acquisitions.
On March 2, 2016, the Company completed an acquisition of 100% of the equity interest in Bodine Services of Decatur, Inc.; Bodine Environmental Services, Inc.; and affiliated entities, operating as Bodine Services of the Midwest (“Bodine”), a regional provider of environmental and facilities maintenance services. This acquisition expands the Company’s footprint with additional service centers in key geographic markets since Bodine has expertise that is critical to helping customers effectively manage compliance with their operations by preventing waste and environmental concerns.
On March 22, 2016, the Company completed a definitive asset purchase agreement with Nexus Ag Business Inc. (“Nexus Ag”), a wholesale fertilizer distributor to the Western Canada agriculture market that offers a broad range of products, including micronutrients, specialty fertilizers, potash, phosphates, and liquid and soluble nutrients from leading North American producers.
The preliminary purchase price of these acquisitions was $53.3 million. The preliminary purchase price allocation includes goodwill of $22.9 million and intangibles of $19.4 million. The operating results subsequent to the acquisition dates did not have a significant impact on the consolidated financial statement of the Company.
The purchase price allocation for the Key Chemical, Inc., Chemical Associates, Inc., Arrow Chemical, Inc., Polymer Technologies Ltd., Weavertown Environmental Group, and Future/Blue Star 2015 acquisitions are now final. Purchase price adjustments on prior acquisitions resulted in additional cash payments of $0.3 million during the year ended December 31, 2016. The fair value of contingent consideration liabilities relating to 2015 acquisitions is included within the consolidated balance sheets. Refer to “Note 16: Fair value measurements” for further information discussing the changes in fair value of contingent consideration liabilities.